Income Taxes - Components of Income Tax Expense (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current:
Federal			$ 12,097	$ 9,345	$ 5,662
State			3,773	2,841	1,973
Current			15,870	12,186	7,635
Deferred			2,492	1,289	1,361
Deferred tax adjustment for enacted change in tax rate			2,591
Affordable housing tax credits			316	14
Income tax expense	$ 1,580	$ 3,875	$ 21,269	$ 13,489	$ 8,996